Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
October 31, 2021
LPSK6-NPRT1-1221
1.9883996.104
Common Stocks - 87.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Entertainment - 0.0%
GungHo Online Entertainment, Inc.	19,725	370,058
International Games Systems Co. Ltd.	12,000	307,703
		677,761
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	30,000	390,600
Dip Corp.	28,814	1,033,827
QuinStreet, Inc. (a)	11,542	161,588
XLMedia PLC (a)	284,014	174,909
ZIGExN Co. Ltd.	65,372	232,671
		1,993,595
Media - 1.1%
AMC Networks, Inc. Class A (a)	38,543	1,533,626
Corus Entertainment, Inc. Class B (non-vtg.) (b)	50,576	229,259
Discovery Communications, Inc.:
Class A (a)	18,800	440,672
Class C (non-vtg.) (a)	473,886	10,690,868
Gray Television, Inc.	17,433	408,630
Hyundai HCN	211,755	848,740
Intage Holdings, Inc.	251,095	4,240,136
Legs Co. Ltd.	1,438	20,562
Meredith Corp. (a)	8,079	470,521
Nexstar Broadcasting Group, Inc. Class A	1,820	272,873
Pico Far East Holdings Ltd.	1,863,039	308,890
RKB Mainichi Broadcasting Corp.	2,966	156,831
Saga Communications, Inc. Class A	35,761	792,464
Sky Network Television Ltd. (a)(b)	203,007	276,402
TechTarget, Inc. (a)	8,606	811,632
Tegna, Inc.	117,751	2,314,985
Thryv Holdings, Inc. (a)	40,100	1,269,967
TOW Co. Ltd.	277,795	846,233
Trenders, Inc.	9,488	81,430
TVA Group, Inc. Class B (non-vtg.) (a)	216,923	499,540
ViacomCBS, Inc. Class B	202,255	7,325,676
WOWOW INC.	16,886	343,836
		34,183,773
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	4,240	191,039
TOTAL COMMUNICATION SERVICES		37,046,168
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 1.1%
Adient PLC (a)	4,778	198,860
ASTI Corp.	15,113	240,488
Cie Automotive SA	26,894	731,224
Cooper-Standard Holding, Inc. (a)	62,265	1,615,154
DaikyoNishikawa Corp.	20,182	121,280
ElringKlinger AG (a)	127	1,793
G-Tekt Corp.	16,942	211,215
Gentex Corp.	135,795	4,805,785
GUD Holdings Ltd.	19,063	174,950
Hi-Lex Corp.	117,562	1,879,936
Lear Corp.	47,174	8,106,852
Linamar Corp.	20,906	1,149,864
Motonic Corp.	152,681	1,448,674
Murakami Corp.	69,745	1,589,517
Nippon Seiki Co. Ltd.	227,115	2,284,918
Patrick Industries, Inc.	4,834	376,617
Piolax, Inc.	157,271	2,262,408
Plastic Omnium SA	24,163	669,261
SJM Co. Ltd.	50	207
SNT Holdings Co. Ltd.	68,802	1,040,757
Strattec Security Corp. (a)	21,672	751,368
Sungwoo Hitech Co. Ltd.	126,930	653,352
TBK Co. Ltd.	58,408	209,521
Yachiyo Industry Co. Ltd.	79,924	625,454
Yutaka Giken Co. Ltd.	77,826	1,309,539
		32,458,994
Automobiles - 0.0%
Harley-Davidson, Inc.	7,000	255,430
Isuzu Motors Ltd.	25,293	340,262
Kabe Husvagnar AB (B Shares)	20,948	539,067
		1,134,759
Distributors - 0.1%
Arata Corp.	6,963	246,480
Central Automotive Products Ltd.	4,796	125,005
LKQ Corp.	9,025	497,097
Nakayamafuku Co. Ltd.	41,588	147,952
PALTAC Corp.	2,738	121,238
SPK Corp.	41,801	517,660
		1,655,432
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	7,261	268,149
Clip Corp.	16,599	117,882
Cross-Harbour Holdings Ltd.	210,615	311,300
JP-Holdings, Inc.	8,188	18,237
Kukbo Design Co. Ltd.	9,331	197,381
Step Co. Ltd.	67,644	1,054,208
YDUQS Participacoes SA	52,100	192,566
		2,159,723
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (a)	1,253	20,048
Betsson AB (B Shares)	264,246	1,839,999
Curves Holdings Co. Ltd.	10,316	80,373
Everi Holdings, Inc. (a)	14,789	354,936
Fairwood Holdings Ltd.	9,100	19,345
Flanigans Enterprises, Inc. (a)	2,441	71,399
Hiday Hidaka Corp.	8,907	127,218
Ibersol SGPS SA (a)	73,143	419,384
Ibersol SGPS SA rights (a)	73,143	25,366
J.D. Weatherspoon PLC (a)	14,659	205,230
Kindred Group PLC (depositary receipt)	96,291	1,345,473
Ruth's Hospitality Group, Inc. (a)	13,318	257,570
Sportscene Group, Inc. Class A (a)	40,681	127,868
The Monogatari Corp.	4,344	270,605
The Restaurant Group PLC (a)	1,312,994	1,586,661
		6,751,475
Household Durables - 4.6%
Barratt Developments PLC	4,519,287	41,005,689
Bellway PLC	294,511	13,353,147
Coway Co. Ltd.	3,100	209,118
Cuckoo Holdings Co. Ltd.	23,000	441,792
D.R. Horton, Inc.	78,348	6,994,126
Dorel Industries, Inc. Class B (sub. vtg.) (a)	128,840	2,321,535
Emak SpA	329,735	766,159
First Juken Co. Ltd.	88,703	951,455
FJ Next Co. Ltd.	17,133	152,381
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,353,046	7,741,347
Hamilton Beach Brands Holding Co.:
Class A	19,810	297,150
Class B (a)	2,326	34,890
Helen of Troy Ltd. (a)	62,731	14,111,338
Henry Boot PLC	161,431	618,594
Lennar Corp. Class A	4,924	492,055
M/I Homes, Inc. (a)	66,310	3,796,911
Mohawk Industries, Inc. (a)	115,425	20,454,464
Newell Brands, Inc.	8,176	187,149
Open House Co. Ltd.	13,915	887,402
Pressance Corp.	116,566	1,931,963
Q.E.P. Co., Inc.	1,557	35,811
Sanei Architecture Planning Co. Ltd.	76,457	1,194,778
Taylor Morrison Home Corp. (a)	310,073	9,466,529
Tempur Sealy International, Inc.	18,869	839,104
Token Corp.	51,800	4,223,805
Toll Brothers, Inc.	4,739	285,146
TopBuild Corp. (a)	1,457	374,405
TRI Pointe Homes, Inc. (a)	84,484	2,043,668
Whirlpool Corp.	982	207,035
ZAGG, Inc. rights (a)(c)	384	35
		135,418,981
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)	4,350	28,152
Aucnet, Inc.	8,874	183,799
Belluna Co. Ltd.	500,920	3,517,539
Ci Medical Co. Ltd.	5,977	305,252
Dustin Group AB (d)	28,323	346,617
Papyless Co. Ltd.	4,450	53,862
Qurate Retail, Inc. Series A	22,167	231,423
Vipshop Holdings Ltd. ADR (a)	93,903	1,047,957
		5,714,601
Leisure Products - 0.0%
Mars Group Holdings Corp.	34,661	503,882
Miroku Corp.	10,652	151,090
Nautilus, Inc. (a)(b)	13,443	137,522
		792,494
Multiline Retail - 2.8%
Big Lots, Inc. (b)	93,249	4,126,268
Europris ASA (d)	22,531	166,424
Kohl's Corp.	6,500	315,445
Lifestyle China Group Ltd. (a)	1,521,607	205,345
Lifestyle International Holdings Ltd. (a)	1,627,003	853,181
Macy's, Inc.	8,900	235,583
Max Stock Ltd.	2,047	8,358
Next PLC	721,191	78,623,300
Ryohin Keikaku Co. Ltd.	924	18,209
		84,552,113
Specialty Retail - 8.2%
Academy Sports & Outdoors, Inc.	10,883	465,575
AT-Group Co. Ltd.	99,858	1,182,433
AutoZone, Inc. (a)	49,573	88,479,873
Bed Bath & Beyond, Inc. (a)	876,863	12,311,157
Best Buy Co., Inc.	144,575	17,672,848
BMTC Group, Inc.	244,668	2,631,328
Bonia Corp. Bhd	54	11
Buffalo Co. Ltd.	6,066	60,586
Burlington Stores, Inc. (a)	1,537	424,658
Delek Automotive Systems Ltd.	29,951	391,573
Dick's Sporting Goods, Inc.	5,916	734,826
Foot Locker, Inc.	263,218	12,547,602
Genesco, Inc. (a)	53,593	3,247,200
Goldlion Holdings Ltd.	1,898,313	409,892
Hour Glass Ltd.	153,818	223,569
IA Group Corp.	7,363	230,677
JD Sports Fashion PLC	518,694	7,723,262
Jumbo SA	622,109	9,233,989
K's Holdings Corp.	84,156	868,719
Kid ASA (d)	2,847	38,082
Ku Holdings Co. Ltd.	68,240	639,953
Leon's Furniture Ltd.	24,819	505,364
Maisons du Monde SA (d)	12,168	275,416
Mr. Bricolage SA (a)	54,517	677,483
Nafco Co. Ltd.	122,718	1,856,289
Nextage Co. Ltd.	28,573	523,651
Ross Stores, Inc.	582,721	65,964,017
Sally Beauty Holdings, Inc. (a)	536,571	8,188,073
T-Gaia Corp.	2,866	51,067
The Buckle, Inc.	131,104	5,456,548
Urban Outfitters, Inc. (a)	8,805	281,144
WH Smith PLC (a)	6,373	136,234
Williams-Sonoma, Inc.	2,481	460,796
		243,893,895
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,173,931	659,402
Capri Holdings Ltd. (a)	218,524	11,634,218
Carter's, Inc.	3,814	375,755
Deckers Outdoor Corp. (a)	2,163	855,056
Embry Holdings Ltd.	153,872	20,370
Fossil Group, Inc. (a)	303,888	3,591,956
G-III Apparel Group Ltd. (a)	69,331	1,987,026
Gildan Activewear, Inc.	450,401	16,544,303
Handsome Co. Ltd.	89,900	3,231,666
JLM Couture, Inc. (a)(c)	10,164	23,377
Movado Group, Inc. (b)	5,123	170,596
Samsonite International SA (a)(d)	160,908	346,612
Sun Hing Vision Group Holdings Ltd.	1,253,947	215,962
Tapestry, Inc.	7,400	288,452
Ted Baker PLC (a)	338,270	624,968
Texwinca Holdings Ltd.	3,714,322	759,048
Victory City International Holdings Ltd. (a)(c)	4,510,307	168,111
Youngone Corp.	21,264	809,710
Youngone Holdings Co. Ltd.	19	761
		42,307,349
TOTAL CONSUMER DISCRETIONARY		556,839,816
CONSUMER STAPLES - 10.4%
Beverages - 1.8%
A.G. Barr PLC	177,457	1,205,794
Britvic PLC	505,902	6,148,087
Monster Beverage Corp. (a)	527,859	44,868,015
Olvi PLC (A Shares)	1,647	99,576
Spritzer Bhd	415,500	209,707
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	248,255	446,065
		52,977,244
Food & Staples Retailing - 6.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,766	980,590
Aoki Super Co. Ltd.	8,095	206,105
Belc Co. Ltd.	137,318	6,778,911
BJ's Wholesale Club Holdings, Inc. (a)	13,221	772,635
Corporativo Fragua S.A.B. de CV	16,924	272,093
Cosmos Pharmaceutical Corp.	135,562	20,716,199
Create SD Holdings Co. Ltd.	333,141	10,241,457
Daikokutenbussan Co. Ltd.	25,761	1,467,506
G-7 Holdings, Inc.	51,524	942,703
Genky DrugStores Co. Ltd.	65,776	3,172,156
Halows Co. Ltd.	121,848	2,993,376
Kusuri No Aoki Holdings Co. Ltd.	52,973	3,526,174
MARR SpA	1,900	44,719
MARR SpA	9,100	214,179
Metro, Inc.	1,528,912	76,927,400
Naked Wines PLC (a)	21,462	217,939
North West Co., Inc.	7,050	191,574
Olam International Ltd.	4,058	5,116
Qol Holdings Co. Ltd.	190,379	2,828,068
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	810	60,922
Sprouts Farmers Market LLC (a)	324,063	7,174,755
Sugi Holdings Co. Ltd.	3,231	231,344
Sundrug Co. Ltd.	236,194	6,912,474
United Natural Foods, Inc. (a)	46,662	2,024,664
Valor Holdings Co. Ltd.	24,780	524,817
Walgreens Boots Alliance, Inc.	845,713	39,765,425
YAKUODO Holdings Co. Ltd.	3,135	66,244
Yaoko Co. Ltd.	58,993	3,511,465
		192,771,010
Food Products - 1.5%
Ausnutria Dairy Corp. Ltd. (H Shares)	220,007	275,698
Carr's Group PLC	181,644	365,426
Cranswick PLC	31,569	1,494,850
Darling Ingredients, Inc. (a)	4,778	403,837
Dole PLC	97,602	1,424,989
Food Empire Holdings Ltd.	3,058,953	1,860,097
Fresh Del Monte Produce, Inc.	322,558	10,802,467
Inghams Group Ltd.	76,897	214,608
Ingredion, Inc.	61,480	5,854,740
Kaveri Seed Co. Ltd.	38,300	266,192
Kri Kri Milk Industry SA (a)	12,249	112,996
Lassonde Industries, Inc. Class A (sub. vtg.)	1,169	166,235
Mitsui Sugar Co. Ltd.	28,981	514,997
Origin Enterprises PLC	587,919	2,276,775
Pacific Andes International Holdings Ltd. (a)(c)	3,104,000	29,123
Pacific Andes Resources Development Ltd. (a)(c)	176,886	1,443
Pickles Corp.	17,198	271,115
Rocky Mountain Chocolate Factory, Inc. (a)	57,442	500,320
S Foods, Inc.	40,087	1,160,806
Seaboard Corp.	3,541	13,632,921
Sunjuice Holdings Co. Ltd.	17,000	226,809
Thai President Foods PCL	38,793	227,403
Tyson Foods, Inc. Class A	52,478	4,196,666
Ulker Biskuvi Sanayi A/S	19	40
		46,280,553
Household Products - 0.0%
Oil-Dri Corp. of America	2,453	85,413
Transaction Co. Ltd.	53,374	539,908
		625,321
Personal Products - 0.5%
Hengan International Group Co. Ltd.	310,889	1,624,271
Herbalife Nutrition Ltd. (a)	190,518	8,840,035
Nu Skin Enterprises, Inc. Class A	4,975	199,746
Sarantis SA	253,327	2,556,546
TCI Co. Ltd.	79,000	639,774
USANA Health Sciences, Inc. (a)	1,002	97,254
		13,957,626
Tobacco - 0.1%
KT&G Corp.	4,320	298,524
Scandinavian Tobacco Group A/S (d)	78,890	1,772,726
		2,071,250
TOTAL CONSUMER STAPLES		308,683,004
ENERGY - 7.0%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	103,369	99,393
Bristow Group, Inc. (a)	17,794	615,672
Cathedral Energy Services Ltd. (a)	75,206	29,776
Championx Corp. (a)	32,809	860,580
Geospace Technologies Corp. (a)	52,846	502,565
Helix Energy Solutions Group, Inc. (a)(b)	69,610	263,126
John Wood Group PLC (a)	61,008	178,256
KS Energy Services Ltd. (a)(c)	810,548	7,814
Liberty Oilfield Services, Inc. Class A (a)	418,056	5,401,284
Oil States International, Inc. (a)	267,045	1,618,293
PHX Energy Services Corp.	99,128	400,485
Total Energy Services, Inc. (a)	127,554	517,389
		10,494,633
Oil, Gas & Consumable Fuels - 6.7%
Adams Resources & Energy, Inc.	17,208	505,055
Antero Resources Corp. (a)	9,000	178,830
Beach Energy Ltd.	1,162,018	1,219,409
Berry Corp.	236,905	2,276,657
Bonanza Creek Energy, Inc.	118,503	6,652,758
China Petroleum & Chemical Corp.:
(H Shares)	3,886,231	1,893,500
sponsored ADR (H Shares)	7,361	358,333
CNX Resources Corp. (a)	136,154	1,989,210
Delek U.S. Holdings, Inc. (a)	138,346	2,690,830
Denbury, Inc. (a)	11,990	1,015,073
DHT Holdings, Inc.	138,799	903,581
Diamondback Energy, Inc.	58,132	6,231,169
Energy Transfer LP	74,541	708,885
Enterprise Products Partners LP	157,186	3,564,978
EQT Corp. (a)	675,650	13,452,192
Extraction Oil & Gas, Inc. (a)	61,456	4,094,813
Fuji Kosan Co. Ltd.	19,654	181,977
Genesis Energy LP	13,400	146,060
Hankook Shell Oil Co. Ltd.	3,400	808,651
HollyFrontier Corp.	272,734	9,218,409
Iwatani Corp.	9,366	553,207
Kyungdong Invest Co. Ltd.	7,756	245,499
Magellan Midstream Partners LP	8,800	431,200
Marathon Oil Corp.	1,074,410	17,534,371
Marathon Petroleum Corp.	127,924	8,434,029
Murphy Oil Corp.	1,090,510	30,348,893
NACCO Industries, Inc. Class A	44,152	1,370,478
Northern Oil & Gas, Inc.	32,161	744,849
Oasis Petroleum, Inc. (b)	40,504	4,884,782
Oil & Natural Gas Corp. Ltd.	6,260,269	12,448,710
Oil India Ltd.	1,312,400	3,940,439
Ovintiv, Inc.	173,479	6,508,932
PDC Energy, Inc.	16,333	854,379
Petronet LNG Ltd.	1,138,200	3,485,742
Pioneer Natural Resources Co.	1,223	228,677
Range Resources Corp. (a)	27,077	631,436
Reliance Industries Ltd.	6,900	233,475
SilverBow Resources, Inc. (a)	30,211	833,824
Southwestern Energy Co. (a)	3,096,036	15,108,656
Star Petroleum Refining PCL (a)	759,889	240,471
Thai Oil PCL (For. Reg.)	37,267	62,617
Thungela Resources Ltd. (a)	1,918	9,001
Total SA sponsored ADR	145,223	7,277,125
Whiting Petroleum Corp. (a)	342,262	22,291,524
World Fuel Services Corp.	67,547	2,062,210
		198,854,896
TOTAL ENERGY		209,349,529
FINANCIALS - 14.3%
Banks - 2.8%
ACNB Corp.	40,658	1,128,260
Arrow Financial Corp.	22,582	809,565
Associated Banc-Corp.	10,097	224,961
Bank Norwegian ASA (b)	72,727	900,489
Bank of America Corp.	6,443	307,847
Bank7 Corp.	3,035	82,249
Bar Harbor Bankshares	38,422	1,141,133
C & F Financial Corp.	2,556	130,791
Camden National Corp.	36,550	1,739,780
Cathay General Bancorp	65,594	2,767,411
Central Pacific Financial Corp.	5,899	162,164
Central Valley Community Bancorp	9,229	196,855
Codorus Valley Bancorp, Inc.	57,894	1,267,300
Comerica, Inc.	3,000	255,270
Community Trust Bancorp, Inc.	5,596	244,433
Dimeco, Inc.	2,384	88,208
Eagle Bancorp, Inc.	75,483	4,271,583
East West Bancorp, Inc.	40,660	3,231,657
Financial Institutions, Inc.	36,922	1,178,550
First Bancorp, Puerto Rico	38,900	530,985
First Foundation, Inc.	10,000	266,100
First of Long Island Corp.	91,100	1,833,843
Five Star Bancorp (b)	12,068	330,905
FNB Corp., Pennsylvania	32,845	382,644
Hanmi Financial Corp.	60,459	1,341,585
Hilltop Holdings, Inc.	6,853	242,870
Hope Bancorp, Inc.	125,536	1,831,570
Independent Bank Corp.	10,778	242,828
IndusInd Bank Ltd.	19,300	293,588
LCNB Corp.	9,843	167,823
Meridian Bank/Malvern, PA	12,032	363,366
Oak Valley Bancorp Oakdale California	3,600	62,100
OFG Bancorp	31,000	802,900
Plumas Bancorp (b)	14,081	520,152
Popular, Inc.	4,761	387,736
Preferred Bank, Los Angeles	17,543	1,202,924
Regions Financial Corp.	13,464	318,828
Seven Bank Ltd.	8,600	18,180
Sparebank 1 Sr Bank ASA (primary capital certificate)	88,468	1,355,101
Sparebanken More (primary capital certificate)	15,848	812,295
Sparebanken Nord-Norge	171,738	2,081,697
Synovus Financial Corp.	6,015	280,239
Texas Capital Bancshares, Inc. (a)	96,974	5,876,624
The First Bancorp, Inc.	4,713	139,835
United Community Bank, Inc.	5,500	191,620
Unity Bancorp, Inc. (b)	8,341	211,444
Washington Trust Bancorp, Inc. (b)	54,870	2,999,194
Wells Fargo & Co.	726,281	37,156,536
West Bancorp., Inc.	51,373	1,628,524
Zions Bancorp NA	4,092	257,755
		84,260,297
Capital Markets - 1.2%
Azimut Holding SpA	10,420	299,813
Banca Generali SpA	3,572	167,895
CI Financial Corp.	324,545	7,400,339
Daou Data Corp.	2,500	28,923
Diamond Hill Investment Group, Inc.	1,228	266,304
Donnelley Financial Solutions, Inc. (a)	4,547	174,241
Federated Hermes, Inc.	223,944	7,459,575
Goldman Sachs Group, Inc.	708	292,652
Lazard Ltd. Class A	136,714	6,697,619
LPL Financial	2,701	443,018
PJT Partners, Inc.	3,034	248,151
State Street Corp.	118,815	11,709,218
Van Lanschot NV (Bearer)	76,431	2,120,502
		37,308,250
Consumer Finance - 3.9%
Aeon Credit Service (Asia) Co. Ltd.	1,028,011	663,276
Cash Converters International Ltd.	1,426,240	311,138
Credit Acceptance Corp. (a)(b)	2,147	1,284,357
Discover Financial Services	197,866	22,422,175
Encore Capital Group, Inc. (a)	4,456	240,713
H&T Group PLC	37,769	140,593
Navient Corp.	107,787	2,123,404
Nicholas Financial, Inc. (a)	594	7,069
OneMain Holdings, Inc.	5,189	274,031
Regional Management Corp.	24,571	1,255,087
Santander Consumer U.S.A. Holdings, Inc.	835,514	34,840,934
Synchrony Financial	1,130,520	52,512,654
		116,075,431
Diversified Financial Services - 0.4%
Far East Horizon Ltd.	119,513	114,129
Jackson Financial, Inc. (a)	252,401	6,832,495
Ricoh Leasing Co. Ltd.	60,197	1,908,543
Zenkoku Hosho Co. Ltd.	51,927	2,509,354
		11,364,521
Insurance - 5.6%
AEGON NV	3,712,291	18,829,828
AFLAC, Inc.	432,764	23,226,444
Allstate Corp.	3,212	397,228
American Financial Group, Inc.	2,300	312,892
ASR Nederland NV	114,025	5,333,150
Chubb Ltd.	1,500	293,070
Db Insurance Co. Ltd.	78,000	3,943,625
Employers Holdings, Inc.	105,328	4,065,661
FBD Holdings PLC (a)	8,602	82,137
First American Financial Corp.	3,900	285,246
GoHealth, Inc. (a)	732	3,953
Hartford Financial Services Group, Inc.	7,152	521,595
Hiscox Ltd. (a)	21,599	246,229
Hyundai Fire & Marine Insurance Co. Ltd.	49,297	1,102,992
Legal & General Group PLC	606,020	2,396,046
Lincoln National Corp.	307,698	22,200,411
MetLife, Inc.	10,830	680,124
National Western Life Group, Inc.	9,319	2,003,678
NN Group NV	96,767	5,181,478
Old Republic International Corp.	12,000	309,960
Primerica, Inc.	22,607	3,803,402
Principal Financial Group, Inc.	23,023	1,544,613
Prudential Financial, Inc.	114,116	12,558,466
Qualitas Controladora S.A.B. de CV	52,791	244,544
Reinsurance Group of America, Inc.	205,943	24,317,749
RenaissanceRe Holdings Ltd.	32,405	4,595,029
Talanx AG	8,259	397,172
The Travelers Companies, Inc.	2,020	324,978
Unum Group	1,069,011	27,227,710
		166,429,410
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	33,698	210,590
Axos Financial, Inc. (a)	20,436	1,083,108
Enact Holdings, Inc.	107,200	2,463,456
Equitable Group, Inc.	22,050	1,377,056
Essent Group Ltd.	40,513	1,944,624
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	506	59,934
Class C (non-vtg.)	13,998	1,765,008
Genworth Mortgage Insurance Ltd.	322,192	557,449
Hingham Institution for Savings	937	338,482
Meta Financial Group, Inc.	6,212	344,393
Southern Missouri Bancorp, Inc.	11,843	644,259
Walker & Dunlop, Inc.	819	106,527
		10,894,886
TOTAL FINANCIALS		426,332,795
HEALTH CARE - 11.3%
Biotechnology - 1.4%
Amgen, Inc.	141,452	29,276,320
Cell Biotech Co. Ltd.	10,500	159,710
Essex Bio-Technology Ltd.	685,225	466,769
Gilead Sciences, Inc.	1,764	114,448
Regeneron Pharmaceuticals, Inc. (a)	17,913	11,463,245
		41,480,492
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)	1,463,805	129,815
Boston Scientific Corp. (a)	10,214	440,530
Hologic, Inc. (a)	3,104	227,554
Hoshiiryou Sanki Co. Ltd.	16,206	547,644
I-Sens, Inc.	17,900	510,994
InBody Co. Ltd.	40,400	935,582
Meridian Bioscience, Inc. (a)	11,113	209,036
Nakanishi, Inc.	35,464	822,596
Prim SA	90,955	1,477,273
ResMed, Inc.	3,605	947,791
St.Shine Optical Co. Ltd.	228,000	2,411,420
Techno Medica Co. Ltd.	2,154	29,873
Utah Medical Products, Inc.	21,648	2,096,176
Value Added Technology Co. Ltd.	31,600	1,092,005
Vieworks Co. Ltd.	28,800	972,949
		12,851,238
Health Care Providers & Services - 9.1%
Anthem, Inc.	155,109	67,492,579
Centene Corp. (a)	129,393	9,217,957
Cigna Corp.	28,825	6,157,308
DVx, Inc.	40,678	412,352
HCA Holdings, Inc.	1,142	286,025
Hi-Clearance, Inc.	120,000	592,566
Humana, Inc.	642	297,349
Laboratory Corp. of America Holdings (a)	1,553	445,742
Medica Sur SA de CV (b)	21,132	45,060
MEDNAX, Inc. (a)	157,621	4,292,020
Quest Diagnostics, Inc.	3,400	499,052
Ship Healthcare Holdings, Inc.	8,292	217,801
Sinopharm Group Co. Ltd. (H Shares)	3,348,365	7,987,360
Triple-S Management Corp. (a)	130,677	4,611,591
UnitedHealth Group, Inc.	303,717	139,852,572
Universal Health Services, Inc. Class B	214,489	26,618,085
WIN-Partners Co. Ltd.	158,797	1,340,874
		270,366,293
Pharmaceuticals - 0.4%
Bliss Gvs Pharma Ltd.	247,098	365,265
China Medical System Holdings Ltd.	483,161	823,432
Consun Pharmaceutical Group Ltd.	341,029	147,273
Dai Han Pharmaceutical Co. Ltd.	18,400	474,019
Daito Pharmaceutical Co. Ltd.	39,740	1,120,680
Dawnrays Pharmaceutical Holdings Ltd.	4,092,810	894,258
DongKook Pharmaceutical Co. Ltd.	4,580	87,583
Faes Farma SA	38,938	158,803
FDC Ltd. (a)	200,021	851,267
Fuji Pharma Co. Ltd.	53,249	513,438
Genomma Lab Internacional SA de CV (a)	214,136	204,900
Granules India Ltd.	9,800	40,518
Huons Co. Ltd.	66,697	2,877,340
Hypermarcas SA	42,300	210,308
Jazz Pharmaceuticals PLC (a)	1,295	172,287
Kaken Pharmaceutical Co. Ltd.	3,780	149,098
Kissei Pharmaceutical Co. Ltd.	8,600	172,028
Kyung Dong Pharmaceutical Co. Ltd.	67,904	831,844
Lee's Pharmaceutical Holdings Ltd.	1,222,304	574,980
Luye Pharma Group Ltd. (a)(d)	212,387	101,273
Recordati SpA	15,621	977,292
Syngen Biotech Co. Ltd.	26,000	90,666
Taro Pharmaceutical Industries Ltd. (a)	3,525	195,884
Towa Pharmaceutical Co. Ltd.	7,175	184,460
Whanin Pharmaceutical Co. Ltd.	652	9,965
Zhaoke Ophthalmology Ltd. (a)(d)	111,500	95,013
		12,323,874
TOTAL HEALTH CARE		337,021,897
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	12,265	1,565,995
The Boeing Co. (a)	3,619	749,242
Ultra Electronics Holdings PLC	3,163	140,337
Vectrus, Inc. (a)	24,557	1,189,296
		3,644,870
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	54	1,441
Sinotrans Ltd. (H Shares)	2,630,115	862,000
		863,441
Airlines - 0.0%
Jet2 PLC (a)	8,750	146,033
Spirit Airlines, Inc. (a)	16,838	367,910
		513,943
Building Products - 0.1%
Builders FirstSource, Inc. (a)	9,032	526,295
Caesarstone Sdot-Yam Ltd.	31,188	389,226
Jeld-Wen Holding, Inc. (a)	50,630	1,387,768
Kondotec, Inc.	128,380	1,101,367
Masonite International Corp. (a)	2,326	279,143
Nihon Flush Co. Ltd.	70,461	668,613
Owens Corning	3,504	327,309
		4,679,721
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	6,428	197,416
AJIS Co. Ltd.	56,609	1,472,130
Asia File Corp. Bhd	361,200	216,319
Biffa PLC (a)(d)	53,900	293,584
Calian Group Ltd.	7,201	358,421
Civeo Corp. (a)	69,115	1,559,926
CoreCivic, Inc. (a)	404,902	3,486,206
CTS Co. Ltd.	315	2,201
Left Field Printing Group Ltd.	87,222	6,390
Lion Rock Group Ltd.	1,395,558	134,525
Matthews International Corp. Class A	15,934	547,652
Mears Group PLC	77,068	208,833
Mitie Group PLC (a)	3,089,935	2,765,590
NICE Total Cash Management Co., Ltd.	121,311	574,289
Prosegur Compania de Seguridad SA (Reg.)	64,492	182,654
Sunny Friend Environmental Technology Co. Ltd.	13,000	93,141
The Brink's Co.	267	18,391
VSE Corp.	87,724	4,873,068
		16,990,736
Construction & Engineering - 0.5%
AECOM (a)	16,601	1,135,010
API Group Corp. (a)	51,493	1,121,518
Argan, Inc.	17,771	733,231
Boustead Projs. Pte Ltd.	113,508	85,015
Boustead Singapore Ltd.	294,990	223,129
Daiichi Kensetsu Corp.	109,178	1,922,705
EMCOR Group, Inc.	5,290	642,682
Fluor Corp. (a)	64,999	1,263,581
Geumhwa PSC Co. Ltd.	28,039	782,169
Granite Construction, Inc.	20,976	778,629
Kyeryong Construction Industrial Co. Ltd.	27,197	830,889
Meisei Industrial Co. Ltd.	92,697	552,394
Mirait Holdings Corp.	32,874	632,257
Nippon Rietec Co. Ltd.	73,506	1,023,303
Per Aarsleff Holding A/S	919	39,631
Primoris Services Corp.	66,002	1,778,754
Raiznext Corp.	120,689	1,304,452
Seikitokyu Kogyo Co. Ltd.	17,127	122,774
Shinnihon Corp.	145,744	1,066,802
Totetsu Kogyo Co. Ltd.	13,502	293,770
United Integrated Services Co.	20,200	133,119
		16,465,814
Electrical Equipment - 0.9%
Acuity Brands, Inc.	48,618	9,987,596
Aichi Electric Co. Ltd.	25,678	632,862
AQ Group AB (a)	55,063	1,827,312
Atkore, Inc. (a)	9,129	862,964
AZZ, Inc.	4,549	241,688
Chiyoda Integre Co. Ltd.	24,993	478,002
Generac Holdings, Inc. (a)	808	402,836
GrafTech International Ltd.	639,899	6,846,919
Hammond Power Solutions, Inc. Class A	30,591	281,785
I-Sheng Electric Wire & Cable Co. Ltd.	322,000	491,471
Korea Electric Terminal Co. Ltd.	39,036	2,513,164
Sensata Technologies, Inc. PLC (a)	24,427	1,345,928
Servotronics, Inc. (a)(b)	10,655	120,508
Vitzrocell Co. Ltd.	12,100	168,276
		26,201,311
Industrial Conglomerates - 0.4%
DCC PLC (United Kingdom)	124,227	10,380,863
Mytilineos SA	16,671	303,914
Reunert Ltd.	140,013	464,816
Rheinmetall AG	2,286	221,557
		11,371,150
Machinery - 1.5%
Aalberts Industries NV	486,016	26,883,781
Allison Transmission Holdings, Inc.	26,916	897,918
ASL Marine Holdings Ltd. (a)	3,429,864	165,325
Clean & Science Co. Ltd.	5,100	87,593
Daiwa Industries Ltd.	16,651	185,578
Estic Corp.	1,031	39,814
Haitian International Holdings Ltd.	481,743	1,411,701
Hurco Companies, Inc.	10,962	355,717
Hyster-Yale Materials Handling Class A	16,980	815,719
Ihara Science Corp.	74,565	1,377,356
ITT, Inc.	4,932	463,953
JOST Werke AG (d)	7,202	417,108
Kyowakogyosyo Co. Ltd.	2,969	112,610
Luxfer Holdings PLC sponsored	13,645	274,401
Maruzen Co. Ltd.	101,044	1,968,967
Miller Industries, Inc.	6,074	219,514
Mincon Group PLC	154,980	241,862
Mitsui Engineering & Shipbuilding Co. (a)	243,235	1,240,448
Nadex Co. Ltd.	50,528	348,810
Nippon Dry-Chemical Co. Ltd.	7,463	133,748
Nitchitsu Co. Ltd.	3,410	55,876
Park-Ohio Holdings Corp.	56,512	1,317,860
Semperit AG Holding	28,832	971,563
Shinwa Co. Ltd.	1,315	25,556
SIMPAC, Inc.	110,420	742,495
Stabilus SA	3,549	266,672
Takamatsu Machinery Co. Ltd.	32,308	224,539
TK Group Holdings Ltd.	16,200	6,142
Tocalo Co. Ltd.	197,919	2,427,051
Trinity Industrial Corp.	70,428	517,911
		44,197,588
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	8,420	362,481
Genco Shipping & Trading Ltd.	76,237	1,308,989
Kirby Corp. (a)	16,300	854,283
Tokyo Kisen Co. Ltd.	52,460	277,671
		2,803,424
Professional Services - 0.4%
ABIST Co. Ltd.	300	7,560
Alight, Inc. Class A (a)	16,300	177,344
Altech Corp.	8,818	158,848
ASGN, Inc. (a)	1,700	203,422
Barrett Business Services, Inc.	2,337	191,634
Benext-Yumeshin Group Co.	8,600	112,118
Career Design Center Co. Ltd.	6,548	64,515
Careerlink Co. Ltd.	4,094	55,616
Hito Communications Holdings, Inc.	13,141	253,958
Kelly Services, Inc. Class A (non-vtg.)	17,482	315,200
Kforce, Inc.	3,733	241,749
McMillan Shakespeare Ltd.	122,665	1,263,241
Nielsen Holdings PLC	91,101	1,844,795
Outsourcing, Inc.	2,047	39,268
Persol Holdings Co. Ltd.	18,391	494,325
Quick Co. Ltd.	40,384	509,761
SaraminHR Co. Ltd.	9,700	379,764
Science Applications Internati	7,969	715,457
SHL-JAPAN Ltd.	19,114	420,024
Synergie SA	11,539	532,896
TrueBlue, Inc. (a)(b)	52,189	1,453,464
WDB Holdings Co. Ltd.	15,434	486,484
Will Group, Inc.	76,873	868,566
World Holdings Co. Ltd.	35,084	876,353
		11,666,362
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	180,632	1,649,265
Chilled & Frozen Logistics Holdings Co. Ltd.	70,860	1,050,136
Daqin Railway Co. Ltd. (A Shares)	3,066,746	3,040,056
Hamakyorex Co. Ltd.	121,126	3,358,143
Knight-Swift Transportation Holdings, Inc. Class A	18,884	1,070,534
Ryder System, Inc.	3,062	260,117
Sakai Moving Service Co. Ltd.	98,281	4,047,091
Stef SA	2,425	303,317
Trancom Co. Ltd.	54,256	3,806,865
Universal Logistics Holdings, Inc.	60,393	1,273,084
		19,858,608
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	17,824	398,487
AerCap Holdings NV (a)	3,100	183,024
Alconix Corp.	147,687	2,226,361
Chori Co. Ltd.	27,341	435,960
Goodfellow, Inc.	48,186	421,277
Itochu Corp.	334,803	9,548,872
Lumax International Corp. Ltd.	158,000	403,440
Meiwa Corp.	57,840	419,221
Mitani Shoji Co. Ltd.	242,456	3,752,749
MRC Global, Inc. (a)	169,752	1,408,942
Nishikawa Keisoku Co. Ltd.	630	25,430
NOW, Inc. (a)	58,687	423,720
Otec Corp.	7,690	161,321
Parker Corp.	140,924	630,148
Richelieu Hardware Ltd.	56,682	2,000,999
Rush Enterprises, Inc. Class A	6,836	356,019
Senshu Electric Co. Ltd.	56,613	2,366,213
Tanaka Co. Ltd.	2,045	11,921
TECHNO ASSOCIE Co. Ltd.	19,378	189,159
Totech Corp.	73,443	1,716,749
Univar, Inc. (a)	10,300	263,474
Yamazen Co. Ltd.	3,567	33,049
		27,376,535
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	745,508	442,677
Daito Koun Co. Ltd.	1,013	5,358
Isewan Terminal Service Co. Ltd.	98,179	609,456
Meiko Transportation Co. Ltd.	71,882	700,892
Qingdao Port International Co. Ltd. (H Shares) (d)	1,377,370	692,181
		2,450,564
TOTAL INDUSTRIALS		189,084,067
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.0%
Calix, Inc. (a)	14,896	932,341
Casa Systems, Inc. (a)	61,119	386,883
		1,319,224
Electronic Equipment & Components - 4.7%
A&D Co. Ltd.	46,566	413,464
Advanced Energy Industries, Inc.	17,859	1,639,813
Alviva Holdings Ltd.	661,881	646,932
Arrow Electronics, Inc. (a)	2,404	278,263
Avnet, Inc.	5,600	213,416
CDW Corp.	7,961	1,485,921
CONEXIO Corp.	2,561	32,822
Daido Signal Co. Ltd.	6,490	34,496
Daiwabo Holdings Co. Ltd.	56,917	1,002,022
Elematec Corp.	188,422	1,880,367
FLEXium Interconnect, Inc.	42,000	144,952
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,580,900	44,501,932
IDIS Holdings Co. Ltd.	48,087	525,145
Insight Enterprises, Inc. (a)	32,393	3,067,617
Kingboard Chemical Holdings Ltd.	5,964,117	26,100,917
Kitron ASA	176,599	375,445
Methode Electronics, Inc. Class A	81,318	3,421,048
Muramoto Electronic Thailand PCL (For. Reg.)	44,260	366,832
Nippo Ltd.	52,356	311,921
PAX Global Technology Ltd. (c)	1,771,536	1,229,522
Redington (India) Ltd.	4,178,922	8,011,622
Restar Holdings Corp.	3,467	57,948
SAMT Co. Ltd.	8,500	38,019
ScanSource, Inc. (a)	130,845	4,681,634
Shibaura Electronics Co. Ltd.	37,273	2,151,886
Simplo Technology Co. Ltd.	477,000	5,122,033
TD SYNNEX Corp.	207,596	21,797,580
Test Research, Inc.	8,000	16,060
Thinking Electronic Industries Co. Ltd.	36,000	219,788
Tomen Devices Corp.	40,914	2,089,636
Tripod Technology Corp.	103,000	434,638
VSTECS Holdings Ltd.	7,475,282	7,080,885
Wayside Technology Group, Inc.	24,105	640,952
		140,015,528
IT Services - 3.9%
ALTEN	8,659	1,393,365
Amdocs Ltd.	347,259	27,030,641
Argo Graphics, Inc.	62,098	1,729,208
CDS Co. Ltd.	27,712	375,542
Concentrix Corp.	206,267	36,649,521
CSE Global Ltd.	2,583,822	986,777
Data Applications Co. Ltd.	2,090	30,661
Densan System Holdings Co. Ltd.	3,662	82,691
Dimerco Data System Corp.	80,299	183,120
DTS Corp.	31,085	689,735
DXC Technology Co. (a)	137,622	4,482,349
E-Credible Co. Ltd.	20,175	344,578
eClerx Services Ltd. (a)	27,121	788,971
EOH Holdings Ltd. (a)	485,245	243,020
EPAM Systems, Inc. (a)	2,589	1,743,018
Estore Corp.	7,968	119,462
ExlService Holdings, Inc. (a)	17,711	2,171,900
Gabia, Inc.	71,800	784,001
Global Payments, Inc.	6,499	929,292
Indra Sistemas SA (a)	1,032,344	12,470,922
Information Planning Co. Ltd.	5,174	127,053
Know IT AB	53,671	2,156,089
Maximus, Inc.	405	34,251
Nice Information & Telecom, Inc.	29,780	854,924
Poletowin Pitcrew Holdings, Inc.	8,800	79,347
Proact IT Group AB	405	4,079
Societe Pour L'Informatique Industrielle SA	104,819	4,774,128
Softcreate Co. Ltd.	48,690	1,690,403
Sysage Technology Co. Ltd.	162,000	222,535
TDC Soft, Inc.	27,075	311,026
The Western Union Co.	609,937	11,113,052
TravelSky Technology Ltd. (H Shares)	17,463	32,679
Verra Mobility Corp. (a)	87,235	1,298,057
WNS Holdings Ltd. sponsored ADR (a)	5,189	460,835
		116,387,232
Semiconductors & Semiconductor Equipment - 0.4%
ASM Pacific Technology Ltd.	22,925	247,651
CMC Materials, Inc.	6,371	817,845
FormFactor, Inc. (a)	16,211	644,874
Japan Material Co. Ltd.	8,644	120,205
Machvision, Inc.	9,000	75,633
Melexis NV	8,865	1,020,695
Miraial Co. Ltd.	12,458	172,755
MKS Instruments, Inc.	8,229	1,234,761
Powertech Technology, Inc.	738,000	2,581,476
Renesas Electronics Corp. (a)	38,205	469,976
Synaptics, Inc. (a)	6,481	1,261,008
Systems Technology, Inc.	21,500	301,055
Topco Scientific Co. Ltd.	407,500	2,019,573
		10,967,507
Software - 1.5%
AdaptIT Holdings Ltd. (a)	240,941	110,415
ANSYS, Inc. (a)	79,284	30,094,621
Check Point Software Technologies Ltd. (a)	1,315	157,274
Cresco Ltd.	35,115	642,631
Cyient Ltd.	300,000	4,275,565
Focus Systems Corp.	3,559	31,731
InfoVine Co. Ltd.	2,756	65,201
KSK Co., Ltd.	33,389	656,912
Manhattan Associates, Inc. (a)	11,135	2,021,448
Minwise Co. Ltd.	43,400	692,080
NetGem SA (a)	59,603	94,394
Nippon Systemware Co. Ltd.	13,203	289,568
Open Text Corp.	5,660	285,104
Pegasystems, Inc.	5,147	611,052
Pro-Ship, Inc.	42,347	607,658
Sinosoft Tech Group Ltd.	85,885	11,259
SPS Commerce, Inc. (a)	13,587	2,075,143
System Research Co. Ltd.	4,471	78,962
Telos Corp.	16,806	435,443
		43,236,461
Technology Hardware, Storage & Peripherals - 2.1%
Chenbro Micom Co. Ltd.	60,000	162,040
Dell Technologies, Inc. (a)	92,005	10,119,630
Elecom Co. Ltd.	20,200	308,971
HP, Inc.	12,453	377,699
MCJ Co. Ltd.	56,741	638,829
Samsung Electronics Co. Ltd.	3,300	196,569
Seagate Technology Holdings PLC (b)	532,133	47,397,086
Super Micro Computer, Inc. (a)	55,896	1,978,159
TSC Auto ID Technology Corp.	89,000	661,627
		61,840,610
TOTAL INFORMATION TECHNOLOGY		373,766,562
MATERIALS - 4.0%
Chemicals - 1.8%
AdvanSix, Inc.	21,850	1,061,910
Axalta Coating Systems Ltd. (a)	24,966	778,690
Birla Carbon Thailand PCL (For. Reg.)	879,028	1,212,041
C. Uyemura & Co. Ltd.	62,617	2,587,423
Chase Corp.	38,840	3,728,640
EcoGreen International Group Ltd.	4,394,838	960,250
Element Solutions, Inc.	14,327	325,366
FMC Corp.	80,973	7,369,353
Fujikura Kasei Co., Ltd.	171,355	790,263
Gujarat Narmada Valley Fertilizers Co.	423,142	2,600,216
Gujarat State Fertilizers & Chemicals Ltd.	2,288,187	4,028,101
Huntsman Corp.	12,853	418,751
Innospec, Inc.	10,694	968,983
K+S AG	8,800	151,524
KPX Holdings Corp.	4,873	275,108
Miwon Chemicals Co. Ltd.	3,008	205,952
Miwon Commercial Co. Ltd.	3,600	636,267
Muto Seiko Co. Ltd.	16,237	74,332
Nihon Parkerizing Co. Ltd.	21,887	218,374
Nippon Soda Co. Ltd.	24,037	722,210
Scientex Bhd	9,800	11,028
SK Kaken Co. Ltd.	4,100	1,363,214
Soken Chemical & Engineer Co. Ltd.	42,221	657,190
T&K Toka Co. Ltd.	102,387	727,587
Thai Rayon PCL (For. Reg.) (a)	264,724	408,894
The Chemours Co. LLC	23,249	651,437
The Mosaic Co.	285,480	11,867,404
Trinseo PLC	8,428	472,474
Tronox Holdings PLC	7,400	172,568
Yara International ASA	135,607	7,075,790
Yip's Chemical Holdings Ltd.	2,106,784	1,248,284
		53,769,624
Construction Materials - 0.4%
Buzzi Unicem SpA	85,913	2,003,192
Eagle Materials, Inc.	2,953	438,107
Mitani Sekisan Co. Ltd.	112,230	7,121,455
RHI Magnesita NV	8,270	380,055
West China Cement Ltd.	271,458	47,450
Wienerberger AG	5,500	194,682
		10,184,941
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	4,139	271,270
Chuoh Pack Industry Co. Ltd.	26,559	257,230
International Paper Co.	2,077	103,165
Kohsoku Corp.	110,128	1,561,080
Mayr-Melnhof Karton AG	1,226	241,217
O-I Glass, Inc. (a)	15,019	195,998
Packaging Corp. of America	2,556	351,118
Samhwa Crown & Closure Co. Ltd.	1,620	60,275
Silgan Holdings, Inc.	14,450	580,890
The Pack Corp.	122,394	3,251,651
WestRock Co.	2,864	137,758
		7,011,652
Metals & Mining - 1.3%
Anglo American PLC (United Kingdom)	19,177	729,551
Boliden AB	13,150	463,802
Chubu Steel Plate Co. Ltd.	31,428	227,342
Cleveland-Cliffs, Inc. (a)(b)	887,734	21,403,267
Commercial Metals Co.	9,281	298,663
Compania de Minas Buenaventura SA sponsored ADR (a)	176,982	1,394,618
Gatos Silver, Inc.	63,909	773,299
Granges AB	23,536	256,106
Hill & Smith Holdings PLC	64,081	1,608,382
Kirkland Lake Gold Ltd.	34,391	1,449,724
Mount Gibson Iron Ltd.	711,955	224,939
Newmont Corp.	8,610	464,940
Perenti Global Ltd.	1,028,563	789,211
Reliance Steel & Aluminum Co.	1,707	249,495
Sandfire Resources NL	434,212	1,816,096
Teck Resources Ltd. Class B (sub. vtg.)	44,565	1,243,758
Tohoku Steel Co. Ltd.	39,658	603,883
Tokyo Tekko Co. Ltd.	48,194	630,638
Warrior Metropolitan Coal, Inc.	115,769	2,774,983
Webco Industries, Inc. (a)	510	68,850
		37,471,547
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	19,869	1,170,880
Stella-Jones, Inc.	218,817	7,855,559
Western Forest Products, Inc.	133,719	231,221
		9,257,660
TOTAL MATERIALS		117,695,424
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	4,660	256,347
The GEO Group, Inc.	39,229	320,893
		577,240
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	15,306	277,845
Century21 Real Estate Japan Ltd.	9,900	90,390
Daito Trust Construction Co. Ltd.	52,802	6,546,609
Jones Lang LaSalle, Inc. (a)	1,966	507,680
LSL Property Services PLC	96,813	585,621
Realogy Holdings Corp. (a)	16,597	287,460
Relo Group, Inc.	16,973	353,036
Selvaag Bolig ASA	48,551	298,275
Servcorp Ltd.	80,248	244,485
Tejon Ranch Co. (a)	32,761	596,578
		9,787,979
TOTAL REAL ESTATE		10,365,219
UTILITIES - 1.8%
Electric Utilities - 1.6%
Exelon Corp.	20,574	1,094,331
PG&E Corp. (a)	2,376,227	27,564,233
PPL Corp.	645,785	18,598,608
		47,257,172
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	3,465	249,089
China Resource Gas Group Ltd.	14,792	79,469
GAIL India Ltd.	289,500	574,906
Hokuriku Gas Co.	12,702	348,665
K&O Energy Group, Inc.	17,258	247,300
Keiyo Gas Co. Ltd.	9,381	274,906
Star Gas Partners LP	15,575	176,776
		1,951,111
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	2,882,200	2,505,656
Multi-Utilities - 0.0%
CMS Energy Corp.	12,916	779,481
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	426,584	223,807
TOTAL UTILITIES		52,717,227
TOTAL COMMON STOCKS (Cost $2,002,896,410)		2,618,901,708

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	1,351	147,529
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Namyang Dairy Products Co. Ltd.	400	77,249
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $211,587)		224,778

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (c)(f) (Cost $0)	388,666	0

Money Market Funds - 12.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	360,488,400	360,560,497
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	7,856,335	7,857,121
TOTAL MONEY MARKET FUNDS (Cost $368,417,617)		368,417,618

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,371,525,614)	2,987,544,104
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(9,522,878)
NET ASSETS - 100.0%	2,978,021,226

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,545,036 or 0.2% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	379,921,980	110,818,921	130,180,404	53,288	-	-	360,560,497	0.6%
Fidelity Securities Lending Cash Central Fund 0.06%	19,768,309	86,832,174	98,743,362	40,931	-	-	7,857,121	0.0%
Total	399,690,289	197,651,095	228,923,766	94,219	-	-	368,417,618

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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